Offerings - Offering: 1	Nov. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.25 per share
Amount Registered	1,000,000
Proposed Maximum Offering Price per Unit	6.36
Maximum Aggregate Offering Price	$ 6,360,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 973.72
Offering Note
(1)
Represents the shares of common stock, $0.25 par value per share (the “Common Stock”), of Hecla Mining Company (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

(2)
With respect to the offering of Common Stock by the selling stockholders named herein, the proposed maximum offering price per share of Common Stock will be determined from time to time in connection with, and at the time of, the sale by the holder of such securities.

(3)
For purposes of computing the registration fee only. Pursuant to Rule 457(c) of the Securities Act, the Proposed Maximum Offering Price Per Share with respect to offering of shares Common Stock by the selling stockholders named herein is based upon the average of the high and low prices of the shares of Common Stock, as reported on the New York Stock Exchange on November 5, 2024, which date is within five business days prior to the filing of this registration statement.

(4)	Calculated pursuant to Rule 457(o) under the Securities Act.